Equity	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued(1):	As of March 31, 2024	As of March 31, 2023
Common shares – par value $ 0.01/0.10 each	898,324	626,275
Common shares – par value $ 0.01/0.10 each, with employee incentive plan	1,607,349	626,275
Common shares – par value $ 0.01/0.10 each, net reverse stock split	1,827,524	626,275

Movements in Common Shares:

	Shares(1)	Amount
		(US$)
Balance as of March 31, 2022	569,234	$341,541
Issued during the year	50,015	30,008
Share warrants exercised	7,025	4,215
Balance as of March 31, 2023	626,274	375,764
Additional issue of common shares	268,380	161,029
	894,654	536,794
Additional issue of DTC Shares	46,040	—
Additional stock issued for employee incentive plan	666,667	—

Total issued common shares	1,607,349	536,794
Additional issue of common shares, after reverse stock split	220,175	2,202
Balance as of March 31, 2024	1,827,524	538,996

(1)      Reflects a reverse stock split as announced by the Company on February 5, 2024 of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 ordinary shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares. The issuance of 46,040 ordinary shares to the Depository Trust Company (DTC) was part of a necessary procedural adjustment following the 1-for-60 reverse stock split. The reverse split was executed to meet the minimum bid price requirement for continued listing on the Nasdaq stock exchange and to enhance the perception of our stock’s value among investors. During the reverse stock split process, fractional shares were created due to the 1-for-60 ratio, which could not be issued to individual shareholders. To simplify shareholder accounts and facilitate smooth settlement and trading of the newly adjusted shares, we issued 46,040 ordinary shares directly to the DTC. These shares serve as an adjustment to reconcile the fractional shares and ensure that the post-split share count aligns accurately with DTC’s records for clearing and settlement purposes. The primary purpose of the reverse stock split was to bring the share price in line with Nasdaq’s minimum bid price requirement of $1.00 per share, thereby maintaining compliance and avoiding potential delisting. The split also aimed to reduce the number of outstanding shares, thereby improving the share price and potentially attracting a broader investor base. The issuance of these 46,040 ordinary shares was a necessary step to facilitate the operational and administrative processes of the reverse split, ensuring accurate reflection of the company’s post-split share count for trading and investor transactions.

On June 3, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P. (“Mast Hill”) and FirstFire Global Opportunities Fund, LLC (“FirstFire”, and together with Mast Hill, the “Investors”) as purchasers, pursuant to which the Company is issuing the Investors senior secured promissory notes in the aggregate principal amount of up to $3,888,889.00, with an aggregate purchase price of up to $3,500,000.00, common share purchase warrants for the purchase of up to 830,957 shares of Common Stock at an initial price per share of $3.51, and 50,000 shares of Common Stock (the “Commitment Shares”). Pursuant to the Purchase Agreement, the Company will issue the senior secured promissory notes, common share purchase warrants and Commitment Shares to the Investors in multiple tranches. Under the first tranche, the Company issued each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $1,427,778.00 and $238,888.88, respectively (the “Notes”).

In connection with the issuance of the Notes, the Company issued each of Mast Hill and FirstFire a common stock purchase warrant (the “Warrants”) to purchase from the Company 305,080 shares of Common Stock and 51,045 shares of Common Stock, respectively. The Company issued each of Mast Hill and FirstFire 18,357 and 3,071 Commitment Shares, respectively. Under each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $951,851.84 and $159,259.26, respectively (the “Tranche Notes”). In connection with the issuance of the Tranche Notes, the Company will issue each of Mast Hill and FirstFire a common stock purchase warrant to purchase from the Company 203,387 shares of Common Stock and 34,029 shares of Common Stock, respectively. In connection with each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire 12,238 and 2,048 Commitment Shares, respectively. The closings of the sale of the sale of the Tranche Notes and related warrants are subject to certain closing conditions as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “RRA”) with the Investors to provide certain registration rights under the Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. The Company agreed to file with the Securities and Exchange Commission an initial Registration Statement covering the maximum number of Registrable Securities, plus the shares underlying the ELOC Warrant (as that term is defined below), within thirty (30) calendar days from the date of the RRA so as to permit the resale the Registrable Securities by the Investors. Pursuant to the Purchase Agreement, the Company entered into a security agreement (the “Security Agreement”) with the Investors pursuant to which the Company granted to the Investors a security interest in certain property of the Company to secure the prompt payment, performance and discharge in full of all the Company’s obligations under the Notes.

On November 22, 2023, the Company has issued 666,667 shares (40,000,000 shares pre reverse stock split) for the purpose of employee incentive plan. The issuance of these shares was accounted for in line with IFRS 2 Share-based Payment. The shares were recorded at fair value on the grant date and recognized as an equity-settled share-based payment transaction. The fair value of the shares issued was offset against Retained Earnings, reflecting the issuance’s impact on equity as the shares were granted for employee compensation purposes. This treatment ensures compliance with IFRS 2 requirements for equity-settled share-based payments, whereby the equity impact is recognized in retained earnings rather than as a direct charge to profit or loss.

On August 31, 2023, the Company entered into a Securities Purchase Agreement (the “September 2023 Purchase Agreement”) with a certain accredited investor as purchaser, pursuant to which, the Company sold $1,004,705 in principal amount of the Company’s Series A Convertible Preferred Shares, par value $0.01 (the “Preferred Shares”), warrants to purchase the Company’s Preferred Shares (the “Preferred Warrants”) and warrants the (September 2023 Common Warrants”) to purchase the Company’s common shares, par value $0.01 (the “Common Shares). The Preferred Shares are convertible into Common Shares, at an initial conversion price per share of $0.40, subject to adjustment under certain circumstances described in the certificate of designations for the Preferred Shares. The holder of Preferred Shares has the option, at any time and for any amount of such Preferred Shares, to convert Preferred Shares at an alternative conversion price that is the lower of the conversion price in effect, or at a 85% discount to the then-volume weighted average price of our common shares, but in no event less than the conversion floor price of $0.0787 (such price, the “Preferred Alternate Conversion Price”).

We have repaid the borrowings during the year ending March 31, 2024. The preferred shares have been converted in to 220,175 common shares.

On August 21, 2023, the Company has additionally issued restricted stock to the following persons:

Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000

On June 17, 2022, the Company consummated its initial public offering (“IPO”) on NASDAQ Capital Markets. The Company has listed common shares on the NASDAQ Capital Market under the trading symbol “LYT”. The Company has raised gross proceeds of $12.40 million from initial public offering of 2,609,474 shares at $4.75 per common shares and has raised gross proceeds of $1.86 million from overallotment of 391,421 shares at $4.75 per common shares.

Common Stock

Common stock entitles the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held.

Equity consists of the following as of 31 March 2024:

As of March 31, 2024
($US)
Common stock – par value $0.01, 93,679,260 (after stock split 1,827,524) shares issued and outstanding	$538,996
Net income available to common shareholders	(9,951,285)
Securities Premium	16,811,742
Translation of foreign subsidiaries, net of tax	(154,156)
Employee benefits reclassification	(1,203)
Lytus Trust – for employee incentive plan	5,720,000
Non-controlling interest	3,015,031
$15,979,125

Equity consists of the following as of 31 March 2023:

As of March 31, 2023
($US)
Common stock – par value $0.01, 34,154,062 (after stock split 626,275) shares issued and outstanding	$375,766
Net income available to common shareholders	(4,518,954)
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478
$10,744,528

Capital risk management

The Group’s capital management objectives are to ensure the Group’s ability to continue as a going concern as well as to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Group monitors capital based on the carrying amount of equity plus its subordinated loan, less cash and cash equivalents as presented on the face of the statement of financial position recognized in other comprehensive income.

The Group manages its capital structure and adjusts it in the light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders or issue new shares. The amounts managed as capital by the Group are summarized as follows:

	As of March 31, 2024	As of March 31, 2023
	($US)	($US)
Non-current borrowings	$(1,011,746)	$(331,934)
Current borrowings	(1,728,190)	$(3,889,131)
Cash and cash equivalents	246,377	311,810
Net debt	$2,493,559	$3,909,255
Total equity	$15,979,125	$10,744,528
Net debt to equity ratio	15.61%	36.38%

On August 21, 2023, the Company has additionally issued restricted stock to the following persons:

Name	Nos. of Common Stock
Skyline Corporate Communications Group	10,527
Acorn Management Partners LLC	131,578
Rajeev Kheror, an independent director	150,000
Robert Damante, an independent director	150,000